Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Fresh2 Group Ltd
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001786511
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39137
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	650 5TH AVE STE 2416
Entity Address, City or Town	NEW YORK, NY
Entity Address, Postal Zip Code	10019-6108
Entity Address, Country	US
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs llp
Auditor Location	New York, New York
American depositary shares (each representing 20 Class A ordinary shares, par value US$0.01 per share)
Document Information Line Items
Trading Symbol	ANPC
Title of 12(b) Security	American depositary shares (each representing 20 Class A ordinary shares, par value US$0.01 per share)
Security Exchange Name	NASDAQ
Class A ordinary share, par value US$0.01 per share
Document Information Line Items
Trading Symbol	NONE
Title of 12(b) Security	Class A ordinary share, par value US$0.01 per share
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	79,536,589
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	3,573,100
Auditor One
Document Information Line Items
Auditor Firm ID	711
Auditor Name	Friedman LLP
Auditor Location	New York, New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	650 5TH AVE STE 2416
Entity Address, City or Town	NEW YORK, NY
Entity Address, Postal Zip Code	10019-6108
Entity Address, Country	US
Contact Personnel Name	Xiaoyu Li
City Area Code	+1
Local Phone Number	917 3976890
Contact Personnel Email Address	fayeli@fresh2.co